Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Property and Equipment (Details) - Office equipment [Member]	Sep. 30, 2025
Minimum [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful lives	3 years
Maximum [Member]
Schedule of Estimated Useful Lives of Property and Equipment [Line Items]
Estimated useful lives	5 years